Borrowings (Short-Term Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term borrowings	$ 62,256	$ 53,046
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	30,505	37,457
FHLB of Pittsburgh [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 31,751	$ 15,589